Employee Benefit Plans: (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary represents the activity under the stock option plans
Beginning Balance, Number of Shares	31,212	81,600	110,000
Beginning Balance, Weighted Average Exercise Price	$ 15.06	$ 13.32	$ 12.61
Granted, Number of Shares
Granted, Weighted Average Exercise Price
Exercised, Number of Shares			(30,000)
Exercised, Weighted Average Exercise Price			$ 10.00
Forfeited, Number of Shares	(10,404)	(51,000)
Forfeited, Weighted Average Exercise Price	$ 11.85	$ 12.10
Adjusted for 2% stock dividend, Number of shares		612	1,600
Ending Balance, Number of Shares	20,808	31,212	81,600
Ending Balance, Weighted Average Exercise Price	$ 16.67	$ 15.06	$ 13.32